Inventory - Additional Information (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Inventory [Line Items]
Inventory write down		$ 0	$ 0	$ 0	$ 0	$ 15,433,000	$ 0	$ 3,900,000
Inventory write down						19,100,000
Inventory adjustments						12,400,000
Inventory valuation reserves						3,700,000
Remediation expense						3,000,000.0
Impairment of inventory						3,667,000	3,302,000	$ 0
Settlement of damaged inventory	$ 4,800,000					3,000,000.0	4,800,000
Mark Down
Inventory [Line Items]
Inventory write down		10,100,000
Bulk wine
Inventory [Line Items]
Inventory valuation reserves		6,800,000		6,800,000
Finished goods
Inventory [Line Items]
Inventory valuation reserves		3,100,000		3,100,000
Dry goods
Inventory [Line Items]
Inventory valuation reserves		200,000		200,000
Bulk wine, Spirits and Cider
Inventory [Line Items]
Inventory valuation reserves		6,800,000		6,800,000		5,100,000
Bottled Wine, Spirits and Cider
Inventory [Line Items]
Inventory valuation reserves		4,500,000		4,500,000		1,800,000
Bulk Wine and Spirits
Inventory [Line Items]
Inventory valuation reserves						5,100,000	100,000
Bottled Wine and Spirits
Inventory [Line Items]
Inventory valuation reserves						1,800,000	4,100,000
Bottling and Packaging Supplies
Inventory [Line Items]
Inventory valuation reserves		$ 400,000		$ 400,000		$ 400,000	$ 0